CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income	$ 707	$ 5,354
Other income and gains	(785)	(1,285)
Share of undistributed equity accounted earnings	1,347	(1,654)
Fair value changes	1,423	831
Depreciation and amortization	5,791	4,876
Deferred income taxes	81	(475)
Investments in residential inventory	51	(319)
Net change in non-cash working capital balances	(274)	(1,000)
Cash flows from (used in) operating activities	8,341	6,328
Financing activities
Corporate borrowings arranged	2,216	992
Corporate borrowings repaid	(251)	(450)
Non-recourse borrowings arranged	37,594	64,576
Non-recourse borrowings repaid	(33,496)	(42,215)
Non-recourse credit facilities, net	(1,705)	(926)
Subsidiary equity obligations issued	231	212
Subsidiary equity obligations redeemed	(246)	(45)
Capital provided from non-controlling interests	16,312	19,447
Capital repaid to non-controlling interests	(3,593)	(2,811)
Repayment of lease liability	(602)	(424)
Distributions to non-controlling interests	(6,493)	(8,568)
Distributions to shareholders	(867)	(772)
Cash flows from (used in) financing activities	8,698	28,746
Acquisitions
Investment properties	(5,111)	(6,921)
Property, plant and equipment	(4,012)	(3,053)
Equity accounted investments	(3,733)	(5,534)
Financial assets and other	(25,536)	(10,830)
Acquisition of subsidiaries	(3,453)	(31,088)
Dispositions
Investment properties	2,266	5,239
Property, plant and equipment	125	140
Equity accounted investments	215	1,725
Financial assets and other	22,557	10,850
Disposition of subsidiaries	3,415	2,336
Restricted cash and deposits	(606)	462
Cash flows from (used in) investing activities	(13,873)	(36,674)
Cash and cash equivalents
Change in cash and cash equivalents	3,166	(1,600)
Net change in cash classified within assets held for sale	23	(7)
Foreign exchange revaluation	(34)	(5)
Balance, beginning of year	6,778	8,390
Balance, end of year	9,933	6,778
Supplemental Cash Flow Information [Abstract]
Income taxes paid	1,101	504
Interest paid	6,583	6,323
Preferred shares
Financing activities
Equity redeemed	0	(16)
Common shares
Financing activities
Equity issued	17	13
Equity redeemed	$ (419)	$ (267)